Schedule of Detailed Company’s Notes Payable (Details) - USD ($)			6 Months Ended		12 Months Ended
		Jan. 01, 2024	Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Short-Term Debt [Line Items]
Notes payable gross			$ 7,515,713		$ 4,802,115
Less: unamortized debt discount
Long term portion			367,130		353,490		1,198,380
Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Interest Rate		18.00%
Collateral amount			8,647,650		3,869,650
Notes payable gross			12,750,240		3,869,650		34,650
Less: unamortized debt discount			263,036
Debt Instrument, Maturity Date, Description					May 2024
Marketable Securities			256,578
Fair Value of Securities Received			1,404,226
Non Vehicles [Member]
Short-Term Debt [Line Items]
Notes payable gross			208,360		$ 126,440
Vehicles [Member]
Short-Term Debt [Line Items]
Notes payable gross			765,516		1,173,278		2,009,896		$ 476,313
Less: current portion					819,788		811,516
Long term portion					353,490		1,198,380
Related Party [Member]
Short-Term Debt [Line Items]
Notes payable gross			7,810,000		5,005,000
Less: unamortized debt discount			294,287		202,885
Less: current portion			7,515,713		4,802,115
Related Party [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Default Interest Rate							8.00%
Notes payable gross			8,647,650		3,869,650		$ 34,650
Less: current portion			8,647,650		3,869,650		34,650
Marketable Securities			$ 1,234,138
Note Holder One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Apr. 19, 2023		Apr. 19, 2023
Debt Instrument, Maturity Date			Jul. 17, 2024		Apr. 19, 2024
Shares Issued with Debt			100,000	[1],[2]	100,000
Interest Rate			10.00%		10.00%
Default Interest Rate			18.00%		18.00%
Collateral			All assets		All assets
Collateral amount			$ 1,500,000		$ 1,500,000
Note Holder One [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[3]		Jan. 01, 2020
Debt Instrument, Maturity Date	[3]		Aug. 31, 2024
Interest Rate	[3]		10.00%
Default Interest Rate	[3]		0.00%
Collateral	[3]		Unsecured
Collateral amount	[3]		$ 8,600		$ 8,600
Marketable Securities	[3]		0
Fair Value of Securities Received	[3]
Note Holder One [Member] | Non Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Apr. 16, 2023		Apr. 16, 2023
Interest Rate					6.50%
Collateral			All assets		All assets
Collateral amount					$ 141,961
Notes payable gross					126,440
Less: unamortized debt discount					$ 15,521
Debt Instrument, Maturity Date, Description			December 12, 2024		December 12, 2024
Debt instrument repaid date description			April 24, 2024
Note Holder Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Sep. 22, 2023		Sep. 22, 2023	[4]
Debt Instrument, Maturity Date			Jul. 17, 2024		Apr. 19, 2024
Shares Issued with Debt			60,000	[1],[2]	60,000	[4]
Interest Rate			10.00%		10.00%	[4]
Default Interest Rate			18.00%		18.00%	[4]
Collateral			All assets		All assets	[4]
Collateral amount			$ 600,000		$ 600,000	[4]		[4]
Note Holder Two [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[3]		Jan. 03, 2020
Debt Instrument, Maturity Date	[3]		Aug. 31, 2024
Interest Rate	[3]		10.00%
Default Interest Rate	[3]		0.00%
Collateral	[3]		Unsecured
Collateral amount	[3]		$ 30		30
Marketable Securities	[3]		0
Fair Value of Securities Received	[3]
Note Holder Two [Member] | Non Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Apr. 24, 2024
Collateral			All assets
Collateral amount			$ 231,336
Debt Instrument, Maturity Date, Description			October 21, 2025
Note Holder Three [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Oct. 13, 2023		Oct. 13, 2023	[5]
Debt Instrument, Maturity Date			Jul. 17, 2024		Apr. 19, 2024
Shares Issued with Debt			176,000	[1],[2]	104,000	[5]
Interest Rate			0.00%		0.00%	[5]
Default Interest Rate			18.00%		18.00%	[5]
Collateral			All assets		All assets	[5]
Collateral amount			$ 320,000		$ 320,000	[5]		[5]
Note Holder Three [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[3]		Mar. 04, 2020
Debt Instrument, Maturity Date	[3]		Aug. 31, 2024
Interest Rate	[3]		10.00%
Default Interest Rate	[3]		0.00%
Collateral	[3]		Unsecured
Collateral amount	[3]		$ 20		$ 20
Marketable Securities	[3]		0
Fair Value of Securities Received	[3]
Note Holder Four [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Jul. 05, 2023		Jul. 05, 2023
Debt Instrument, Maturity Date			Aug. 31, 2024		Jan. 05, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Collateral			All assets		All assets
Collateral amount			$ 440,000		$ 440,000
Note Holder Four [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[3]		May 18, 2020
Debt Instrument, Maturity Date	[3]		Aug. 31, 2024
Interest Rate	[3]		10.00%
Default Interest Rate	[3]		0.00%
Collateral	[3]		Unsecured
Collateral amount	[3]		$ 25		$ 25
Marketable Securities	[3]		0
Fair Value of Securities Received	[3]
Note Holder Five [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Aug. 02, 2023		Aug. 02, 2023
Debt Instrument, Maturity Date			Aug. 31, 2024		Feb. 02, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Collateral			All assets		All assets
Collateral amount			$ 440,000		$ 440,000
Note Holder Five [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[3]		Jun. 24, 2020
Debt Instrument, Maturity Date	[3]		Aug. 31, 2024
Interest Rate	[3]		10.00%
Default Interest Rate	[3]		0.00%
Collateral	[3]		Unsecured
Collateral amount	[3]		$ 25		$ 25
Marketable Securities	[3]		0
Fair Value of Securities Received	[3]
Note Holder Six [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Aug. 23, 2023		Aug. 23, 2023
Debt Instrument, Maturity Date			Aug. 31, 2024		Feb. 23, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Collateral			All assets		All assets
Collateral amount			$ 110,000		$ 110,000
Note Holder Six [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[3]		Aug. 31, 2020
Debt Instrument, Maturity Date	[3]		Aug. 31, 2024
Interest Rate	[3]		10.00%
Default Interest Rate	[3]		0.00%
Collateral	[3]		Unsecured
Collateral amount	[3]		$ 100		$ 100
Marketable Securities	[3]		0
Fair Value of Securities Received	[3]
Note Holder Seven [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Aug. 30, 2023		Aug. 30, 2023
Debt Instrument, Maturity Date			Aug. 31, 2024		Feb. 29, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Collateral			All assets		All assets
Collateral amount			$ 165,000		$ 165,000
Note Holder Seven [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[3]		Mar. 01, 2021
Debt Instrument, Maturity Date	[3]		Aug. 31, 2024
Interest Rate	[3]		10.00%
Default Interest Rate	[3]		0.00%
Collateral	[3]		Unsecured
Collateral amount	[3]		$ 100		$ 100
Marketable Securities	[3]		0
Fair Value of Securities Received	[3]
Note Holder Eight [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Sep. 06, 2023		Sep. 06, 2023
Debt Instrument, Maturity Date			Aug. 31, 2024		Jan. 06, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Collateral			All assets		All assets
Collateral amount			$ 220,000		$ 220,000
Note Holder Eight [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[3]		Apr. 19, 2021
Debt Instrument, Maturity Date	[3]		Aug. 31, 2024
Interest Rate	[3]		10.00%
Default Interest Rate	[3]		0.00%
Collateral	[3]		Unsecured
Collateral amount	[3]		$ 250		$ 250
Marketable Securities	[3]		0
Fair Value of Securities Received	[3]
Note Holder Nine [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Sep. 13, 2023		Sep. 13, 2023
Debt Instrument, Maturity Date			Aug. 31, 2024		Jan. 13, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Collateral			All assets		All assets
Collateral amount			$ 110,000		$ 110,000
Note Holder Nine [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[3]		Sep. 03, 2021
Debt Instrument, Maturity Date	[3]		Aug. 31, 2024
Interest Rate	[3]		10.00%
Default Interest Rate	[3]		0.00%
Collateral	[3]		Unsecured
Collateral amount	[3]		$ 500		$ 500
Marketable Securities	[3]		0
Fair Value of Securities Received	[3]
Note Holder Ten [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Nov. 03, 2023		Nov. 03, 2023
Debt Instrument, Maturity Date			Aug. 31, 2024		Jan. 03, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Collateral			All assets		All assets
Collateral amount			$ 165,000		$ 165,000
Note Holder Ten [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[3]		Sep. 09, 2021
Debt Instrument, Maturity Date	[3]		Aug. 31, 2024
Interest Rate	[3]		10.00%
Default Interest Rate	[3]		0.00%
Collateral	[3]		Unsecured
Collateral amount	[3]		$ 25,000		$ 25,000
Marketable Securities	[3]		0
Fair Value of Securities Received	[3]
Note Holder Eleven [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Nov. 21, 2023		Nov. 21, 2023
Debt Instrument, Maturity Date			Aug. 31, 2024		Jan. 21, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Collateral			All assets		All assets
Collateral amount			$ 220,000		$ 220,000
Note Holder Eleven [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[3]		May 04, 2023
Debt Instrument, Maturity Date	[3]		Aug. 31, 2024
Interest Rate	[3]		10.00%
Default Interest Rate	[3]		0.00%
Collateral	[3]		Unsecured
Collateral amount	[3]		$ 15,000		$ 15,000
Marketable Securities	[3]		0
Fair Value of Securities Received	[3]
Note Holder Twelve [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Dec. 04, 2023		Dec. 04, 2023
Debt Instrument, Maturity Date			Aug. 31, 2024		Feb. 04, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Collateral			All assets		All assets
Collateral amount			$ 220,000		$ 220,000
Note Holder Twelve [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[6]		May 30, 2023
Debt Instrument, Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 100,000		$ 100,000
Marketable Securities	[6]		0
Fair Value of Securities Received	[6]
Note Holder Thirteen [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Dec. 13, 2023		Dec. 13, 2023
Debt Instrument, Maturity Date			Aug. 31, 2024		Feb. 13, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Collateral			All assets		All assets
Collateral amount			$ 165,000		$ 165,000
Note Holder Thirteen [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[6]		Jun. 07, 2023
Debt Instrument, Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 100,000		$ 100,000
Marketable Securities	[6]		0
Fair Value of Securities Received	[6]
Note Holder Fourteen [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Dec. 18, 2023		Dec. 18, 2023
Debt Instrument, Maturity Date			Aug. 31, 2024		Feb. 18, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Collateral			All assets		All assets
Collateral amount			$ 110,000		$ 110,000
Note Holder Fourteen [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[6]		Jun. 29, 2023
Debt Instrument, Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 10,000		$ 10,000
Marketable Securities	[6]		0
Fair Value of Securities Received	[6]
Note Holder Fifteen [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Dec. 20, 2023		Dec. 20, 2023
Debt Instrument, Maturity Date			Aug. 31, 2024		Feb. 20, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Collateral			All assets		All assets
Collateral amount			$ 55,000		$ 55,000
Note Holder Fifteen [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[6]		Jul. 03, 2023
Debt Instrument, Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 250,000		$ 250,000
Marketable Securities	[6]		0
Fair Value of Securities Received	[6]
Note Holder Sixteen [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Dec. 27, 2023		Dec. 27, 2023
Debt Instrument, Maturity Date			Aug. 31, 2024		Feb. 27, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Collateral			All assets		All assets
Collateral amount			$ 165,000		$ 165,000
Note Holder Sixteen [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[6]		Jul. 05, 2023
Debt Instrument, Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 200,000		200,000
Marketable Securities	[6]		0
Fair Value of Securities Received	[6]
Note Holder Seventeen [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Jan. 05, 2024
Debt Instrument, Maturity Date			Aug. 31, 2024
Shares Issued with Debt
Interest Rate			8.00%
Default Interest Rate			18.00%
Collateral			All assets
Collateral amount			$ 110,000
Note Holder Seventeen [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[6]		Jul. 27, 2023
Debt Instrument, Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 100,000		100,000
Marketable Securities	[6]		0
Fair Value of Securities Received	[6]
Note Holder Eighteen [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Jan. 16, 2024
Debt Instrument, Maturity Date			Aug. 31, 2024
Shares Issued with Debt
Interest Rate			8.00%
Default Interest Rate			18.00%
Collateral			All assets
Collateral amount			$ 165,000
Note Holder Eighteen [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[6]		Aug. 02, 2023
Debt Instrument, Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[3]		Unsecured
Collateral amount	[6]		$ 100,000		100,000
Marketable Securities	[6]		0
Fair Value of Securities Received	[6]
Note Holder Nineteen [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Jan. 25, 2024
Debt Instrument, Maturity Date			Aug. 31, 2024
Shares Issued with Debt
Interest Rate			8.00%
Default Interest Rate			18.00%
Collateral			All assets
Collateral amount			$ 165,000
Note Holder Nineteen [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[6]		Aug. 08, 2023
Debt Instrument, Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 80,000		80,000
Marketable Securities	[6]		0
Fair Value of Securities Received	[6]
Note Holder Twenty [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Feb. 07, 2024
Debt Instrument, Maturity Date			Aug. 31, 2024
Shares Issued with Debt
Interest Rate			8.00%
Default Interest Rate			18.00%
Collateral			All assets
Collateral amount			$ 165,000
Note Holder Twenty [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[6]		Aug. 15, 2023
Debt Instrument, Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 200,000		200,000
Marketable Securities	[6]		0
Fair Value of Securities Received	[6]
Note Holder Twenty One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Feb. 20, 2024
Debt Instrument, Maturity Date			Aug. 31, 2024
Shares Issued with Debt
Interest Rate			8.00%
Default Interest Rate			18.00%
Collateral			All assets
Collateral amount			$ 165,000
Note Holder Twenty One [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[6]		Aug. 23, 2023
Debt Instrument, Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 150,000		150,000
Marketable Securities	[6]		0
Fair Value of Securities Received	[6]
Note Holder Twenty Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Feb. 28, 2024
Debt Instrument, Maturity Date			Aug. 31, 2024
Shares Issued with Debt	[7]		20,800
Interest Rate			8.00%
Default Interest Rate			18.00%
Collateral			All assets
Collateral amount			$ 165,000
Note Holder Twenty Two [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[6]		Aug. 30, 2023
Debt Instrument, Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 170,000		170,000
Marketable Securities	[6]		0
Fair Value of Securities Received	[6]
Note Holder Twenty Three [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Mar. 08, 2024
Debt Instrument, Maturity Date			Aug. 31, 2024
Shares Issued with Debt	[7]		20,800
Interest Rate			8.00%
Default Interest Rate			18.00%
Collateral			All assets
Collateral amount			$ 165,000
Note Holder Twenty Three [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[6]		Sep. 06, 2023
Debt Instrument, Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 250,000		250,000
Marketable Securities	[6]		0
Fair Value of Securities Received	[6]
Note Holder Twenty Four [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Mar. 15, 2024
Debt Instrument, Maturity Date			Aug. 31, 2024
Shares Issued with Debt	[7]		20,800
Interest Rate			8.00%
Default Interest Rate			18.00%
Collateral			All assets
Collateral amount			$ 165,000
Note Holder Twenty Four [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[6]		Sep. 08, 2023
Debt Instrument, Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 1,000,000		1,000,000
Marketable Securities	[6]		0
Fair Value of Securities Received	[6]
Note Holder Twenty Five [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Mar. 26, 2024
Debt Instrument, Maturity Date			Aug. 31, 2024
Shares Issued with Debt	[7]		13,889
Interest Rate			8.00%
Default Interest Rate			18.00%
Collateral			All assets
Collateral amount			$ 110,000
Note Holder Twenty Five [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[6]		Sep. 13, 2023
Debt Instrument, Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 100,000		100,000
Marketable Securities	[6]		0
Fair Value of Securities Received	[6]
Note Holder Twenty Six [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Apr. 02, 2024
Debt Instrument, Maturity Date			Aug. 31, 2024
Shares Issued with Debt	[7]		20,800
Interest Rate			8.00%
Default Interest Rate			18.00%
Collateral			All assets
Collateral amount			$ 165,000
Note Holder Twenty Six [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[6]		Sep. 22, 2023
Debt Instrument, Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 75,000		75,000
Marketable Securities	[6]		0
Fair Value of Securities Received	[6]
Note Holder Twenty Seven [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Apr. 08, 2024
Debt Instrument, Maturity Date			Aug. 31, 2024
Shares Issued with Debt	[7]		20,800
Interest Rate			8.00%
Default Interest Rate			18.00%
Collateral			All assets
Collateral amount			$ 165,000
Note Holder Twenty Seven [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[6]		Oct. 30, 2023
Debt Instrument, Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 10,000		10,000
Marketable Securities	[6]		0
Fair Value of Securities Received	[6]
Note Holder Twenty Eight [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Apr. 22, 2024
Debt Instrument, Maturity Date			Aug. 31, 2024
Shares Issued with Debt	[7]		20,800
Interest Rate			8.00%
Default Interest Rate			18.00%
Collateral			All assets
Collateral amount			$ 165,000
Note Holder Twenty Eight [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[6]		Nov. 02, 2023
Debt Instrument, Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 50,000		50,000
Marketable Securities	[6]		0
Fair Value of Securities Received	[6]
Note Holder Twenty Nine [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			May 08, 2024
Debt Instrument, Maturity Date			Aug. 31, 2024
Shares Issued with Debt	[7]		20,800
Interest Rate			8.00%
Default Interest Rate			18.00%
Collateral			All assets
Collateral amount			$ 165,000
Note Holder Twenty Nine [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[6]		Nov. 03, 2023
Debt Instrument, Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 150,000		150,000
Marketable Securities	[6]		0
Fair Value of Securities Received	[6]
Note Holder Thirty [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			May 15, 2024
Debt Instrument, Maturity Date			Aug. 31, 2024
Shares Issued with Debt	[7]		20,800
Interest Rate			8.00%
Default Interest Rate			18.00%
Collateral			All assets
Collateral amount			$ 165,000
Note Holder Thirty [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[6]		Nov. 08, 2023
Debt Instrument, Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 250,000		250,000
Marketable Securities	[6]		0
Fair Value of Securities Received	[6]
Note Holder Thirty One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			May 20, 2024
Debt Instrument, Maturity Date			Aug. 31, 2024
Shares Issued with Debt	[7]		20,800
Interest Rate			8.00%
Default Interest Rate			18.00%
Collateral			All assets
Collateral amount			$ 165,000
Note Holder Thirty One [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[6]		Nov. 15, 2023
Debt Instrument, Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 75,000		75,000
Marketable Securities	[6]		0
Fair Value of Securities Received	[6]
Note Holder Thirty Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			May 28, 2024
Debt Instrument, Maturity Date			Aug. 31, 2024
Shares Issued with Debt	[7]		13,889
Interest Rate			8.00%
Default Interest Rate			18.00%
Collateral			All assets
Collateral amount			$ 110,000
Note Holder Thirty Two [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[6]		Nov. 21, 2023
Debt Instrument, Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 200,000		200,000
Marketable Securities	[6]		0
Fair Value of Securities Received	[6]
Note Holder Thirty Three [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Jun. 10, 2024
Debt Instrument, Maturity Date			Aug. 31, 2024
Shares Issued with Debt	[7]		20,800
Interest Rate			8.00%
Default Interest Rate			18.00%
Collateral			All assets
Collateral amount			$ 165,000
Note Holder Thirty Three [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[6]		Dec. 05, 2023
Debt Instrument, Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 200,000		200,000
Marketable Securities	[6]		0
Fair Value of Securities Received	[6]
Note Holder Thirty Four [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Jun. 28, 2024
Debt Instrument, Maturity Date			Aug. 31, 2024
Shares Issued with Debt	[7]		20,800
Interest Rate			8.00%
Default Interest Rate			18.00%
Collateral			All assets
Collateral amount			$ 165,000
Note Holder Thirty Four [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Feb. 21, 2024
Debt Instrument, Maturity Date			Aug. 31, 2024
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral			Unsecured
Collateral amount			$ 45,000
Marketable Securities			0
Fair Value of Securities Received
Note Holder [Member] | Non Vehicles [Member]
Short-Term Debt [Line Items]
Less: unamortized debt discount			22,976		15,521
Less: current portion			$ 208,360		126,440
Notes Payable One [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[8]		Jan. 19, 2024
Debt Instrument, Maturity Date	[8]		May 24, 2024
Interest Rate	[8]		7.00%
Default Interest Rate	[8]		0.00%
Collateral	[8]		Unsecured
Collateral amount	[8]		$ 3,700,000
Notes Payable One [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Jan. 15, 2021
Debt Instrument, Maturity Date			Nov. 15, 2025
Interest Rate			11.00%
Collateral			This vehicle
Collateral amount			$ 21,527		28,370
Notes Payable Two [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[9]		Jan. 19, 2024
Debt Instrument, Maturity Date	[9]		Aug. 19, 2024
Default Interest Rate	[9]		0.00%
Collateral	[9]		All assets
Collateral amount	[9]		$ 266,250
Notes payable gross			$ 1,491,000
Notes Payable Two [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Apr. 09, 2019
Debt Instrument, Maturity Date			Feb. 17, 2024
Interest Rate			4.90%
Collateral			This vehicle
Collateral amount					1,873
Notes Payable Three [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[10]		Jan. 19, 2024
Debt Instrument, Maturity Date	[10]		Aug. 19, 2024
Default Interest Rate	[10]		0.00%
Collateral	[10]		All assets
Collateral amount	[10]		$ 399,376
Notes payable gross			$ 2,236,500
Notes Payable Three [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Dec. 15, 2021
Debt Instrument, Maturity Date			Dec. 18, 2024
Interest Rate			3.50%
Collateral			This vehicle
Collateral amount			$ 19,072		37,823
Notes Payable Four [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Dec. 16, 2021
Debt Instrument, Maturity Date			Dec. 18, 2024
Interest Rate			3.50%
Collateral			This vehicle
Collateral amount			$ 18,669		37,023
Notes Payable Five [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Jan. 11, 2022
Debt Instrument, Maturity Date			Jan. 25, 2025
Interest Rate			3.50%
Collateral			This vehicle
Collateral amount			$ 22,214		40,911
Notes Payable Six [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Jan. 11, 2022
Debt Instrument, Maturity Date			Jan. 25, 2025
Interest Rate			3.50%
Collateral			This vehicle
Collateral amount			$ 22,214		40,911
Notes Payable Seven [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Jan. 11, 2022
Debt Instrument, Maturity Date			Jan. 25, 2025
Interest Rate			3.50%
Collateral			This vehicle
Collateral amount			$ 22,214		40,911
Notes Payable Eight [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Jan. 11, 2022
Debt Instrument, Maturity Date			Jan. 25, 2025
Interest Rate			3.50%
Collateral			This vehicle
Collateral amount			$ 22,214		40,911
Notes Payable Nine [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Feb. 08, 2022
Debt Instrument, Maturity Date			Feb. 10, 2025
Interest Rate			3.50%
Collateral			This vehicle
Collateral amount			$ 24,806		43,046
Notes Payable Ten [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Feb. 08, 2022
Debt Instrument, Maturity Date			Feb. 10, 2025
Interest Rate			3.50%
Collateral			This vehicle
Collateral amount			$ 24,807		43,046
Notes Payable Eleven [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Feb. 08, 2022
Debt Instrument, Maturity Date			Feb. 10, 2025
Interest Rate			3.50%
Collateral			This vehicle
Collateral amount			$ 25,324		43,944
Notes Payable Twelve [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Feb. 08, 2022
Debt Instrument, Maturity Date			Feb. 10, 2025
Interest Rate			3.50%
Collateral			This vehicle
Collateral amount			$ 24,806		43,045
Notes Payable Thirteen [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Apr. 05, 2022
Debt Instrument, Maturity Date			Apr. 20, 2025
Interest Rate			3.50%
Collateral			This vehicle
Collateral amount			$ 31,623		50,157
Notes Payable Fourteen [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Apr. 05, 2022
Debt Instrument, Maturity Date			Apr. 20, 2025
Interest Rate			3.50%
Collateral			This vehicle
Collateral amount			$ 31,623		50,157
Notes Payable Fifteen [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Apr. 05, 2022
Debt Instrument, Maturity Date			Apr. 20, 2025
Interest Rate			3.50%
Collateral			This vehicle
Collateral amount			$ 32,623		51,157
Notes Payable Sixteen [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Apr. 05, 2022
Debt Instrument, Maturity Date			Apr. 20, 2025
Interest Rate			3.50%
Collateral			This vehicle
Collateral amount			$ 32,067		50,862
Notes Payable Seventeen [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Apr. 05, 2022
Debt Instrument, Maturity Date			Apr. 20, 2025
Interest Rate			3.50%
Collateral			This vehicle
Collateral amount			$ 32,107		50,925
Notes Payable Eighteen [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Apr. 05, 2022
Debt Instrument, Maturity Date			Apr. 20, 2025
Interest Rate			3.50%
Collateral			This vehicle
Collateral amount			$ 32,107		50,925
Notes Payable Nineteen [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Apr. 05, 2022
Debt Instrument, Maturity Date			Apr. 20, 2025
Interest Rate			3.50%
Collateral			This vehicle
Collateral amount			$ 32,107		50,925
Notes Payable Twenty [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Apr. 05, 2022
Debt Instrument, Maturity Date			Apr. 20, 2025
Interest Rate			3.50%
Collateral			This vehicle
Collateral amount			$ 32,106		50,925
Notes Payable Twenty One [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Aug. 04, 2022
Debt Instrument, Maturity Date			Aug. 18, 2025
Interest Rate			4.99%
Collateral			This vehicle
Collateral amount			$ 14,766		20,837
Notes Payable Twenty Two [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Aug. 04, 2022
Debt Instrument, Maturity Date			Aug. 18, 2025
Interest Rate			4.99%
Collateral			This vehicle
Collateral amount			$ 14,766		20,838
Notes Payable Twenty Three [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Nov. 01, 2021
Debt Instrument, Maturity Date			Nov. 11, 2025
Interest Rate			4.84%
Collateral			This vehicle
Collateral amount			$ 13,396		17,913
Notes Payable Twenty Four [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Nov. 01, 2021
Debt Instrument, Maturity Date			Nov. 11, 2025
Interest Rate			0.00%
Collateral			This vehicle
Collateral amount			$ 13,678		18,572
Notes Payable Twenty Five [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Nov. 01, 2021
Debt Instrument, Maturity Date			Nov. 11, 2025
Interest Rate			0.00%
Collateral			This vehicle
Collateral amount			$ 13,728		18,572
Notes Payable Twenty Six [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Jun. 01, 2022
Debt Instrument, Maturity Date			May 23, 2026
Interest Rate			0.90%
Collateral			This vehicle
Collateral amount			$ 19,097		24,035
Notes Payable Twenty Seven [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Jun. 01, 2022
Debt Instrument, Maturity Date			May 23, 2026
Interest Rate			0.90%
Collateral			This vehicle
Collateral amount			$ 19,110		24,032
Notes Payable Twenty Eight [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Apr. 27, 2022
Debt Instrument, Maturity Date			May 10, 2027
Interest Rate			9.05%
Collateral			This vehicle
Collateral amount			$ 93,364		107,047
Notes Payable Twenty Nine [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Apr. 27, 2022
Debt Instrument, Maturity Date			May 01, 2026
Interest Rate			8.50%
Collateral			This vehicle
Collateral amount			$ 59,381		73,585
Notes Payable [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Notes payable gross			765,516		1,173,278		$ 2,009,896
Less: current portion			629,721		811,516
Long term portion			$ 135,795		361,762
Note Holder Thirty Five [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[6]		Feb. 28, 2024
Debt Instrument, Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[11]		18.00%
Default Interest Rate	[11]		0.00%
Collateral	[11]		Unsecured
Collateral amount	[11]		$ 300,000
Marketable Securities	[11]		20,800
Fair Value of Securities Received	[11]		$ 100,360
Note Holder Thirty Six [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Mar. 04, 2024
Debt Instrument, Maturity Date			Aug. 31, 2024
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral			Unsecured
Collateral amount			$ 50,000
Marketable Securities			0
Fair Value of Securities Received
Note Holder Thirty Seven [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Mar. 07, 2024
Debt Instrument, Maturity Date			Aug. 31, 2024
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral			Unsecured
Collateral amount			$ 100,000
Marketable Securities			0
Fair Value of Securities Received
Note Holder Thirty Eight [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[11]		Mar. 08, 2024
Debt Instrument, Maturity Date	[11]		Aug. 31, 2024
Interest Rate	[11]		18.00%
Default Interest Rate	[11]		0.00%
Collateral	[11]		Unsecured
Collateral amount	[11]		$ 185,000
Marketable Securities	[11]		20,800
Fair Value of Securities Received	[11]		$ 95,680
Note Holder Thirty Nine [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Mar. 14, 2024
Debt Instrument, Maturity Date			Aug. 31, 2024
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral			Unsecured
Collateral amount			$ 150,000
Marketable Securities			0
Fair Value of Securities Received
Note Holder Forty [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[11]		Mar. 15, 2024
Debt Instrument, Maturity Date	[11]		Aug. 31, 2024
Interest Rate	[11]		18.00%
Default Interest Rate	[11]		0.00%
Collateral	[11]		Unsecured
Collateral amount	[11]		$ 150,000
Marketable Securities	[11]		20,800
Fair Value of Securities Received	[11]		$ 91,520
Note Holder Forty One [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Mar. 25, 2024
Debt Instrument, Maturity Date			Aug. 31, 2024
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral			Unsecured
Collateral amount			$ 150,000
Marketable Securities			0
Fair Value of Securities Received
Note Holder Forty Two [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[11]		Mar. 26, 2024
Debt Instrument, Maturity Date	[11]		Aug. 31, 2024
Interest Rate	[11]		18.00%
Default Interest Rate	[11]		0.00%
Collateral	[11]		Unsecured
Collateral amount	[11]		$ 100,000
Marketable Securities	[11]		13,889
Fair Value of Securities Received	[11]		$ 58,333
Note Holder Forty Three [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Mar. 27, 2024
Debt Instrument, Maturity Date			Aug. 31, 2024
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral			Unsecured
Collateral amount			$ 135,000
Marketable Securities			0
Fair Value of Securities Received
Note Holder Forty Five [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[11]		Apr. 02, 2024
Debt Instrument, Maturity Date	[11]		Aug. 31, 2024
Interest Rate	[11]		18.00%
Default Interest Rate	[11]		0.00%
Collateral	[11]		Unsecured
Collateral amount	[11]		$ 150,000
Marketable Securities	[11]		20,800
Fair Value of Securities Received	[11]		$ 108,680
Note Holder Forty Six [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Apr. 04, 2024
Debt Instrument, Maturity Date			Aug. 31, 2024
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral			Unsecured
Collateral amount			$ 135,000
Marketable Securities			0
Fair Value of Securities Received
Note Holder Forty Seven [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[11]		Apr. 08, 2024
Debt Instrument, Maturity Date	[11]		Aug. 31, 2024
Interest Rate	[11]		18.00%
Default Interest Rate	[11]		0.00%
Collateral	[11]		Unsecured
Collateral amount	[11]		$ 150,000
Marketable Securities	[11]		20,800
Fair Value of Securities Received	[11]		$ 132,080
Note Holder Forty Eight [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Apr. 11, 2024
Debt Instrument, Maturity Date			Aug. 31, 2024
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral			Unsecured
Collateral amount			$ 145,000
Marketable Securities			0
Fair Value of Securities Received
Note Holder Forty Nine [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Apr. 18, 2024
Debt Instrument, Maturity Date			Aug. 31, 2024
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral			Unsecured
Collateral amount			$ 150,000
Marketable Securities			0
Fair Value of Securities Received
Note Holder Fifty [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[11]		Apr. 22, 2024
Debt Instrument, Maturity Date	[11]		Aug. 31, 2024
Interest Rate	[11]		18.00%
Default Interest Rate	[11]		0.00%
Collateral	[11]		Unsecured
Collateral amount	[11]		$ 175,000
Marketable Securities	[11]		20,800
Fair Value of Securities Received	[11]		$ 120,640
Note Holder Fifty One [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Apr. 25, 2024
Debt Instrument, Maturity Date			Aug. 31, 2024
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral			Unsecured
Collateral amount			$ 115,000
Marketable Securities			0
Fair Value of Securities Received
Note Holder Fifty Two [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			May 02, 2024
Debt Instrument, Maturity Date			Aug. 31, 2024
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral			Unsecured
Collateral amount			$ 200,000
Marketable Securities			0
Fair Value of Securities Received
Note Holder Fifty Three [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[11]		May 08, 2024
Debt Instrument, Maturity Date	[11]		Aug. 31, 2024
Interest Rate	[11]		18.00%
Default Interest Rate	[11]		0.00%
Collateral	[11]		Unsecured
Collateral amount	[11]		$ 300,000
Marketable Securities	[11]		20,800
Fair Value of Securities Received	[11]		$ 147,680
Note Holder Fifty Four [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[11]		May 15, 2024
Debt Instrument, Maturity Date	[11]		Aug. 31, 2024
Interest Rate	[11]		18.00%
Default Interest Rate	[11]		0.00%
Collateral	[11]		Unsecured
Collateral amount	[11]		$ 300,000
Marketable Securities	[11]		20,800
Fair Value of Securities Received	[11]		$ 130,520
Note Holder Fifty Five [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[11]		May 20, 2024
Debt Instrument, Maturity Date	[11]		Aug. 31, 2024
Interest Rate	[11]		18.00%
Default Interest Rate	[11]		0.00%
Collateral	[11]		Unsecured
Collateral amount	[11]		$ 175,000
Marketable Securities	[11]		20,800
Fair Value of Securities Received	[11]		$ 130,000
Note Holder Fifty Six [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			May 23, 2024
Debt Instrument, Maturity Date			Aug. 31, 2024
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral			Unsecured
Collateral amount			$ 175,000
Marketable Securities			0
Fair Value of Securities Received
Note Holder Fifty Seven [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[11]		May 28, 2024
Debt Instrument, Maturity Date	[11]		Aug. 31, 2024
Interest Rate	[11]		18.00%
Default Interest Rate	[11]		0.00%
Collateral	[11]		Unsecured
Collateral amount	[11]		$ 300,000
Marketable Securities	[11]		13,889
Fair Value of Securities Received	[11]		$ 84,374
Note Holder Fifty Eight [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[11]		Jun. 05, 2024
Debt Instrument, Maturity Date	[11]		Aug. 31, 2024
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral			Unsecured
Collateral amount			$ 180,000
Marketable Securities			0
Fair Value of Securities Received
Note Holder Fifty Nine [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[11]		Jun. 10, 2024
Debt Instrument, Maturity Date	[11]		Aug. 31, 2024
Interest Rate	[11]		18.00%
Default Interest Rate	[11]		0.00%
Collateral	[11]		Unsecured
Collateral amount	[11]		$ 280,000
Marketable Securities	[11]		20,800
Fair Value of Securities Received	[11]		$ 104,520
Note Holder Sixty [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Jun. 13, 2024
Debt Instrument, Maturity Date			Aug. 31, 2024
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral			Unsecured
Collateral amount			$ 50,000
Marketable Securities			0
Fair Value of Securities Received
Note Holder Sixty One [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Jun. 20, 2024
Debt Instrument, Maturity Date			Aug. 31, 2024
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral			Unsecured
Collateral amount			$ 283,000
Marketable Securities			0
Fair Value of Securities Received
Note Holder Sixty Two [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[11]		Jun. 27, 2024
Debt Instrument, Maturity Date	[11]		Aug. 31, 2024
Interest Rate	[11]		18.00%
Default Interest Rate	[11]		0.00%
Collateral	[11]		Unsecured
Collateral amount	[11]		$ 150,000
Marketable Securities	[11]		20,800
Fair Value of Securities Received	[11]		$ 99,839

[1]	See discussion below regarding the limitation on the issuance of this lender due to a 9.99% equity ownership blocker.
[2]	See discussion below regarding global amendment for Notes #1, #2 and #3.
[3]	– These notes have a stated interest rate of 4-5%. The Company has recorded an additional 5-6% of imputed interest (10% in total) to reflect the market rate for this type of debt.
[4]	See discussion below regarding global amendment for Notes #2 and #3.
[5]	See discussion below regarding the limitation on the issuance of this lender due to a 9.99% equity ownership blocker.
[6]	– Prior to January 1, 2024, these notes had a stated interest rate of 4%-5%. The Company had recorded an additional 5%-6% of imputed interest (10% total) to reflect the market rate for this type of debt. Effective January 1, 2024, these notes were amended to reflect an interest rate of 18%, as a result, the Company no longer imputes interest on these notes. There were no other changes to the terms of these notes.
[7]	These shares of common stock (256,578) were issued with the underlying original issue discount notes and treated as additional debt discount.
[8]	- Represents amount of consideration owed in connection with the purchase of STAT. See Notes 1 and 6.
[9]	– The Company executed a note payable (merchant cash advance) with a face amount of $1,491,000 and received net proceeds of $1,000,000. The $491,000 is considered a debt issuance cost and is being amortized over the life of the note to interest expense in the accompanying consolidated statements of operations. Under the terms of the agreement, the lender will be repaid all principal and accrued interest of $53,250 per week over a term of 28 weeks.
[10]	– The Company executed a note payable (merchant cash advance) with a face amount of $2,236,500 and received net proceeds of $1,500,000. The $736,500 is considered a debt issuance cost and is being amortized over the life of the note to interest expense in the accompanying consolidated statements of operations. Under the terms of the agreement, the lender will be repaid all principal and accrued interest of $79,875 per week over a term of 28 weeks.
[11]	- These shares have been recorded at fair value on the consolidated balance sheets. These represent shares held in EZFL (marketable securities – related party – see note 3) in connection with advances made to EZFL.